UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Martin Capital Management, LLP

Address:   300 NIBCO Parkway
           Suite 301
           Elkhart, IN  46516


Form 13F File Number: 28-04589


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Frank K. Martin
Title:  Senior Partner
Phone:  (574) 293-2077

Signature,  Place,  and  Date  of  Signing:

/s/ Frank K. Martin                Elkhart , IN                       11/10/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              26

Form 13F Information Table Value Total:  $      168,277
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
------------------------ -------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                   VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -------
AMERICAN EXPRESS CO.     COM            025816109      730    17,375          SOLE                   17,375      0       0
BERKSHIRE HATHAWAY - B   COM            084670702   11,546   139,650          SOLE                  137,975      0   1,675
BROWN & BROWN, INC.      COM            115236101   43,241 2,141,723          SOLE                2,009,533      0 132,190
CITIGROUP JAN 2012 CALLS COM            172967101    8,473 2,167,000     CALL                             0      0       0
EMMIS COMM.CL A          COM            291525103      983 1,260,826          SOLE                  963,342      0 297,484
GANNETT CO INC           COM            364730101   14,335 1,172,097          SOLE                1,156,732      0  15,365
GENERAL ELECTRIC CO.     COM            369604103      419    25,775          SOLE                   25,775      0       0
INTEL CORP.              COM            458140100      474    24,700          SOLE                   24,700      0       0
JOHNSON & JOHNSON        COM            478160104      836    13,490          SOLE                   13,270      0     220
LAMAR ADV.               COM            512815101      253     7,965          SOLE                    7,965      0       0
LOWE'S COS, INC.         COM            548661107   22,181   995,095          SOLE                  904,185      0  90,910
MCDONALD'S CORP.         COM            580135101      373     5,000          SOLE                    5,000      0       0
MICROSOFT CORP.          COM            594918104      661    26,990          SOLE                   26,880      0     110
MOHAWK INDUSTRIES, INC.  COM            608190104    2,253    42,275          SOLE                   10,750      0  31,525
PATTERSON COS. INC.      COM            703395103      285     9,950          SOLE                    9,950      0       0
PEPSICO, INC.            COM            713448108      651     9,800          SOLE                    9,800      0       0
POOL CORP.               COM            73278L105      543    27,060          SOLE                   27,060      0       0
PROGRESSIVE CORP.        COM            743315103   11,129   533,263          SOLE                  456,518      0  76,745
STRYKER CORPORATION      COM            863667101   16,927   338,197          SOLE                  334,760      0   3,437
TORCHMARK CORP.          COM            891027104      622    11,706          SOLE                   11,551      0     155
U.S. BANCORP             COM            902973304      979    45,300          SOLE                   45,010      0     290
UNITED HEALTH GROUP INC. COM            91324P102      962    27,400          SOLE                   27,400      0       0
WAL MART STORES          COM            931142103    1,962    36,660          SOLE                    9,220      0  27,440
WALGREEN CO.             COM            931422109   15,943   475,897          SOLE                  470,097      0   5,800
WALT DISNEY CO.          COM            254687106      351    10,600          SOLE                   10,600      0       0
WASHINGTON POST (CL B)   COM            939640108   11,164    27,950          SOLE                   27,648      0     302